Shareholder Report, Holdings (Details) - C000014299	Oct. 31, 2025
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(9.30%)
CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	5.90%
CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	2.90%
CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
CurrencyExposure_Long_Korea, South
Holdings [Line Items]
Percent of Net Long Exposure	1.50%
CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
CurrencyExposure_Long_Uganda
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	37.40%
CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(1.30%)
CurrencyExposure_Short_Indonesia
Holdings [Line Items]
Percent of Net Short Exposure	(2.00%)
CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(2.00%)
CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	3.00%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.50%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.10%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	39.60%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	44.90%